Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Trade and other receivables [abstract]
Prepayment of leases	$ 14,292